11. Stock Option Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Share based compensation	$ 47,052	$ 0	$ 141,816	$ 50,000	$ 50,773	$ 22,715
Unamortized share-based compensation expense	$ 184,417		$ 184,417		$ 249,033
Unamortized share-based compensation expense recognition period			1 year 6 months		2 years
2015 Stock Option Plan [Member]
Maximum shares allowed under plan	9,000,000		9,000,000		9,000,000
2016 Stock Option Plan [Member]
Maximum shares allowed under plan	20,000,000		20,000,000		20,000,000